Consolidated Interim Statements of the Financial Position (Unaudited)	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Assets
Cash	$ 7,481,878	$ 3,113,934
Accounts receivables	337,152	189,434
Prepaid expenses	102,735	25,372
Total Current Assets	7,921,765	3,328,740
Intangible assets	33,463,103	33,463,103
Property and equipment	6,056	9,525
Total Assets	41,390,924	36,801,368
Liabilities
Trade payables and accrued liabilities	271,477	258,515
Related Parties	302,900	450,048
Deferred revenue	21,566	131,794
Long term loan – current portion	48,891	46,680
Total Current Liabilities	644,834	887,037
Long term loan	12,957	38,427
Derivative warrants liabilities	32,409,079	958,146
Liabilities for employee benefits	96,452	91,533
Total Liabilities	33,163,322	1,975,143
Shareholders’ equity
Share capital	63,359,545	59,367,042
Shares to be issued		53,567
Share-based payment reserve	69,348	711,267
Translation differences reserve	(5,107)	(7,246)
Capital reserve for re-measurement of defined benefit plan	14,008	13,764
Accumulated Deficit	(55,210,192)	(25,312,169)
Total Shareholders’ equity	8,227,602	34,826,225
Total Liabilities and Shareholders’ Equity	$ 41,390,924	$ 36,801,368